Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data
Quarterly Financial Data (Unaudited)
Summarized unaudited quarterly financial data for 2012 and 2011 are as follows:

	First Quarter (a)	Second Quarter	Third Quarter	Fourth Quarter	Total (a)
	(in thousands expect per unit amounts)
Year ended December 31, 2012
Total revenues	$44,857	$43,322	$53,401	$56,663	$198,243
Gross margin (b)	12,560	11,253	12,979	11,914	48,706
Operating income (loss)	2,417	3,077	(2,513)	(4,982)	(2,001)
Net income (loss) from continuing operations	1,660	2,252	(4,014)	(6,469)	(6,571)
Income (loss) from discontinued operations	31	75	(12)	225	319
Net income (loss) attributable to noncontrolling interest	—	—	249	7	256
Net income (loss) attributable to the Partnership	1,691	2,327	(4,275)	(6,251)	(6,508)
General partner’s interest in net income (loss)	34	46	(85)	(124)	(129)
Limited partners’ interest in net income (loss)	$1,657	$2,281	$(4,190)	$(6,127)	$(6,379)
Limited partners’ income (loss) per unit
Income (loss) from continuing operations	$0.18	$0.24	$(0.46)	$(0.69)	(0.73)
Income (loss) from discontinued operations	—	0.01	—	0.02	0.03
Net income (loss)	$0.18	$0.25	$(0.46)	$(0.67)	$(0.70)
Year ended December 31, 2011
Total revenues	$59,413	$61,100	$53,665	$53,541	$227,719
Gross margin	11,697	10,119	9,227	12,817	43,860
Operating income (loss)	(2,399)	(2,938)	(3,405)	1,220	(7,522)
Net income (loss) from continuing operations	$(3,663)	$(4,219)	$(4,197)	$49	$(12,030)
Income (loss) from discontinued operations	$153	$37	$30	$112	$332
Net income (loss)	$(3,510)	$(4,182)	$(4,167)	$161	$(11,698)
General partner’s interest in net income (loss)	(70)	(84)	(83)	4	(233)
Limited partners’ interest in net income (loss)	$(3,440)	$(4,098)	$(4,084)	$157	$(11,465)
Limited partners’ income (loss) per unit
Income (loss) from continuing operations	(0.64)	(0.75)	(0.53)	0.01	(1.69)
Income (loss) from discontinued operations	0.03	0.01	—	0.02	0.05
Net income (loss)	$(0.61)	$(0.74)	$(0.53)	$0.03	$(1.64)

(a)
During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense.  Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.

(b)	For a definition of gross margin and a reconciliation to its mostly directly comparable financial measure calculated and presented in accordance with GAAP, please read Note 19 "Reporting Segments".